As filed with the Securities and Exchange Commission on February 23, 2015

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 139	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 23rd day of February, 2015.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	February 23, 2015

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	February 23, 2015

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	February 23, 2015

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	February 23, 2015

/s/ Kurt Keilhacker* Kurt Keilhacker	Trustee	February 23, 2015

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	February 23, 2015

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	February 23, 2015

/s/ Eric Rakowski* Eric Rakowski	Trustee	February 23, 2015

/s/ Victoria Sassine* Victoria Sassine	Trustee	February 23, 2015

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	February 23, 2015

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	February 23, 2015

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	February 23, 2015

*By:	/s/ Donald S. Rumery Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 27, 2013)
Date: February 23, 2015

AMG Funds

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase